Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table summarizes the components of the loss per common share calculation (in thousands, except per share amounts):

	Three Months ended March 31,		Nine Months ended March 31,
	2017	2016	2017	2016
Basic and diluted numerator:

Net loss attributable to iBio, Inc.	$(3,913)	$(3,036)	$(10,203)	$(7,087)
Preferred stock dividends	26	-	26	-
Net loss available to iBio, Inc. stockholders	$(3,939)	$(3,036)	$(10,229)	$(7,087)

Basic and diluted denominator:

Weighted-average common shares outstanding	89,109	81,158	89,109	78,587

Per share amount	$(0.04)	$(0.04)	$(0.11)	$(0.09)

The following table summarizes the components of the earnings (loss) per common share calculation (in thousands, except per share amounts):

	Years ended June 30,
	2016	2015
Basic and diluted numerator:

Net loss available to iBio, Inc. stockholders	$(9,764)	$(6,625)

Basic and diluted denominator:

Weighted-average common shares outstanding	80,973	71,495

Per share amount	$(0.12)	$(0.09)